REVENUE - Schedule of Contract Balances (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Accounts and notes receivable - trade	$ 1,561	$ 1,543
Deferred revenue - current	2	1
Deferred revenue - noncurrent	$ 36	$ 22